RELATED PARTY TRANSACTIONS - Schedule of Amounts Owed From and to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 18,521	$ 2,705	¥ 10,652
Foshan Shunde Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			3,576
Shaoguan Shunhong Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	10,000
Changsha Ningxiang Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,172		474
Kaiping Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,607		1,590
Can-Achieve Global Edutour Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	3,915		3,144
Others
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 1,827		¥ 1,868